Provisions and other liabilities (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Non Current Provisions and Other Non-current Liabilities

The line item Non current provisions and other non-current liabilities comprises the following:

(€ million)	2018	2017	2016
Provisions	6,883	7,198	7,694
Other non-current liabilities	1,730	1,956	1,140

Total	8,613	9,154	8,834

Summary of Movements in Non-current Provisions

The table below sets forth movements in non-current provisions for the reporting periods presented:

(€ million)	Provisions for pensions and other employee benefits (D.19.1.)		Provisions for other long-term benefits	Restructuring provisions (D.19.2.)	Other provisions (D.19.3.)	Total
Balance at January 1, 2016	4,308		678	762	1,766	7,514

Increases in provisions	220	(a)	130	475	276 (b)	1,101
Provisions utilized	(294	)(a)	(86)	(7)	(124)	(511)
Reversals of unutilized provisions	1	(a)	(11)	(39)	(58)	(107)
Transfers	(85)		(6)	(450)	(54)	(595)
Net interest related to employee benefits, and unwinding of discount	108		6	4	29	147
Currency translation differences	10		9	(1)	18	36
Actuarial gains and losses on defined-benefit plans(c)	109		—	—	—	109

Balance at December 31, 2016	4,377		720	744	1,853	7,694

Changes in scope of consolidation	86		3	—	13	102
Increases in provisions	269	(a)	163	105	428 (b)	965
Provisions utilized	(732	)(a)	(97)	(7)	(123)	(959)
Reversals of unutilized provisions	(18	)(a)	(5)	(42)	(106)	(171)
Transfers	16		1	(282)	(75)	(340)
Net interest related to employee benefits, and unwinding of discount	87		4	3	27	121
Unrealized gains and losses	—		—	—	1	1
Currency translation differences	(156)		(39)	(7)	(43)	(245)
Actuarial \gains and losses on defined-benefit plans(c)	30		—	—	—	30

Balance at December 31, 2017	3,959		750	514	1,975	7,198

Changes in scope of consolidation	(6)		(2)	—	37	29
Increases in provisions	251	(a)	93	387	306 (b)	1,037
Provisions utilized	(529	)(a)	(101)	(3)	(160)	(793)
Reversals of unutilized provisions	(36	)(a)	(5)	(15)	(190)	(246)
Transfers	(22)		10	(251)	(26)	(289)
Net interest related to employee benefits, and unwinding of discount	70		4	—	24	98
Currency translation differences	36		12	—	2	50
Actuarial gains and losses on defined-benefit plans(c)	(201)		—	—	—	(201)

Balance at December 31, 2018	3,522		761	632	1,968	6,883

(a)

In the case of “Provisions for pensions and other post-employment benefits”, the “Increases in provisions” line corresponds to rights vesting in employees during the period, and past service cost; the “Provisions utilized” line corresponds to contributions paid into pension funds, and plan settlements; and the “Reversals of unutilized provisions” line corresponds to plan curtailments.

(b)	Amounts charged during the period mainly comprise changes to estimates of future expenditures on environmental risks.
(c)	Amounts recognized in Other comprehensive income (see Note D.15.7).

Summary of Financial and Demographic Assumptions

Those calculations were based on the following financial and demographic assumptions:

	2018					2017					2016
	France	Germany		USA	UK	France	Germany		USA	UK	France	Germany		USA	UK
Discount rate(a)/(b)	1.25% or 1.75%	1.25% or 1.75%		4.00%	3.00%	0.75% or 1.25%	0.75% or 1.25%		3.50%	2.50%	1.00% or 1.50%	1.00% or 1.50%		4.00%	2.75%
General inflation rate(c)	1.50%	1.50%		2.00%	3.10%	1.50%	1.50%		2.00%	3.10%	1.50%	1.50%		2.00%	3.15%
Pension benefit indexation	1.25% to 2.25%	1.50%		—	3.00%	1.25% to 2.25%	1.50%		—	3.10%	1.25% to 2.25%	1.75%		—	3.15%
Healthcare cost inflation rate	2.00%	—	(d)	5.66%	1.50%	2.00%	—	(d)	5.81%	1.50%	2.00%	—	(d)	5.96%	1.50%
Retirement age	62 to 67	62		55 to 70	60 to 65	62 to 67	62		55 to 70	60	62 to 67	62		55 to 70	60
Mortality table	TGH/ TGF 05	Heubeck RT 2018 G		RP2014 G. Scale MP2018	SAPS S2	TGH/ TGF 05	Heubeck RT 2005 G		RP2014 G. Scale MP2017	SAPS S2	TGH/ TGF 05	Heubeck RT 2005 G		RP2014 G. Scale MP2016	SAPS S2

(a)

The discount rates used were based on market rates for high quality corporate bonds with a duration close to that of the expected benefit payments under the plans. The benchmarks used to determine discount rates were the same in 2018, 2017 and 2016.

(b)	The rate depends on the duration of the plan (7 to 10 years and more than 10 years, respectively).
(c)	Inflation for the euro zone is determined using the average break-even inflation rate of French and German government bonds, by reference to the duration of the principal plans.
(d)	No post-employment healthcare benefits are provided in Germany.

Summary of Weighted Average Duration of Obligation for Pensions and Other Long-term Benefits in Principal Countries

The table below shows the duration of Sanofi’s obligations in the principal countries:

	2018				2017				2016
(years)	France	Germany	USA	UK	France	Germany	USA	UK	France	Germany	USA	UK
Weighted average duration	13	15	13	17	13	15	14	17	13	14	13	17

Summary of Sensitivity for Pensions and Other Post-employment Benefits to Changes in Key Actuarial Assumptions

The table below shows the sensitivity of Sanofi’s obligations for pensions and other post-employment benefits to changes in key actuarial assumptions:

(€ million)	Pensions and other post-employment benefits, by principal country
Measurement of defined-benefit obligation	Change in assumption	France	Germany	USA	UK
Discount rate	-0.50%	+137	+223	+167	+244
General inflation rate	+0.50%	+71	+315	+1	+128
Pension benefit indexation	+0.50%	+84	+306	—	+134
Healthcare cost inflation rate	+0.50%	—	—	+32	—
Mortality table	+1 year	+58	+82	+65	+103

Reconciliation of Net Obligation in Respect of Sanofi's Pension and Other Post-Employment Benefit Plans

The table below reconciles the net obligation in respect of Sanofi’s pension and other post-employment benefit plans with the amounts recognized in the consolidated financial statements:

	Pensions and other post- employment benefits
(€ million)	2018	2017	2016
Measurement of the obligation:
Beginning of period	13,012	13,088	12,825
Current service cost	231	233	216
Interest cost	260	293	359
Actuarial losses/(gains) due to changes in demographic assumptions	204	(74)	(71)
Actuarial losses/(gains) due to changes in financial assumptions	(841)	543	928
Actuarial losses/(gains) due to experience adjustments	(14)	61	(18)
Plan amendments	18	33	(2)
Plan curtailments	(7)	2	(52)
Plan settlements specified in the terms of the plan	(83)	(108)	(49)
Plan settlements not specified in the terms of the plan	(107)	(90)	(254)
Benefits paid	(647)	(574)	(531)
Changes in scope of consolidation and transfers	(46)	145	71
Currency translation differences	75	(540)	(334)

Obligation at end of period	12,055	13,012	13,088

Fair value of plan assets:
Beginning of period	9,106	8,741	8,566
Interest income on plan assets	190	206	251
Difference between actual return and interest income on plan assets	(450)	501	730
Administration costs	(8)	(9)	(9)
Plan settlements specified in the terms of the plan	(83)	(109)	(49)
Plan settlements not specified in the terms of the plan	(78)	(70)	(256)
Contributions from plan members	6	6	3
Employer’s contributions	392	582	168
Benefits paid	(510)	(424)	(405)
Changes in scope of consolidation and transfers	6	66	86
Currency translation differences	39	(384)	(344)

Fair value of plan assets at end of period	8,610	9,106	8,741

(€ million)	Pensions and other post-employment benefits
	2018	2017	2016
Net amount shown in the balance sheet:
Net obligation	3,445	3,906	4,347
Effect of asset ceiling	—	—	—

Net amount shown in the balance sheet at end of period	3,445	3,906	4,347

Amounts recognized in the balance sheet:
Pre-funded obligations (see Note D.7.)	(77)	(53)	(30)
Obligations provided for	3,522	3,959	4,377

Net amount recognized at end of period	3,445	3,906	4,347

Benefit cost for the period:
Current service cost	231	233	216
Past service cost	18	33	(2)
Net interest (income)/cost	70	87	108
(Gains)/losses on plan settlements not specified in the terms of the plan	(29)	(20)	2
Actuarial (gains)/losses on plan curtailments	(7)	2	(52)
Contributions from plan members	(6)	(6)	(3)
Administration costs and taxes paid during the period	8	9	9

Expense recognized directly in profit or loss	285	338	278

Remeasurement of net defined-benefit (asset)/liability (actuarial gains and losses)	(201)	30	109

Expense/(gain) for the period	84	368	387

Net Liability in Respect of Pension Plans and Other Post-employment Benefits by Geographical Region

The tables below show Sanofi’s net liability in respect of pension plans and other post-employment benefits by geographical region:

(€ million) December 31, 2018	Pensions and other post-employment benefits by geographical region
	France	Germany	USA	UK	Other	Total
Measurement of obligation	2,091	3,262	2,597	2,858	1,247	12,055
Fair value of plan assets	931	2,217	1,622	2,862	978	8,610

Net amount shown in the balance sheet at end of period	1,160	1,045	975	(4)	269	3,445

(€ million) December 31, 2017	Pensions and other post-employment benefits by geographical region
	France	Germany	USA	UK	Other	Total
Measurement of obligation	2,363	3,611	2,699	3,032	1,307	13,012
Fair value of plan assets	991	2,390	1,775	2,926	1,024	9,106

Net amount shown in the balance sheet at end of period	1,372	1,221	924	106	283	3,906

(€ million) December 31, 2016	Pensions and other post-employment benefits by geographical region
	France	Germany	USA	UK	Other	Total
Measurement of obligation	2,361	3,535	2,874	3,065	1,253	13,088
Fair value of plan assets	857	2,304	1,760	2,866	954	8,741

Net amount shown in the balance sheet at end of period	1,504	1,231	1,114	199	299	4,347

Fair Value of Plans Assets relating to Pension Plans and Other Post-employment Plans

The table below shows the fair value of plan assets relating to Sanofi’s pension and other post-employment plans, split by asset category:

	2018	2017	2016
Securities quoted in an active market	99.2%	98.0%	98.2%
Cash and cash equivalents	1.4%	2.2%	2.4%
Equity instruments	22.3%	25.2%	35.2%
Bonds and similar instruments	66.5%	64.1%	54.3%
Real estate	4.2%	3.3%	3.8%
Derivatives	—	0.1%	(0.1)%
Commodities	0.7%	0.8%	1.3%
Other	4.1%	2.3%	1.3%

Other securities	0.8%	2.0%	1.8%

Hedge funds	—	0.1%	—
Insurance policies	0.8%	1.9%	1.8%

Total	100.0%	100.0%	100.0%

Service Cost for Pension and Other post-employment Benefit Plans, by Geographical Region

The tables below show the service cost for Sanofi’s pension and other post-employment benefit plans, by geographical region:

(€ million) Service cost for 2018	Pensions and other post-employment benefits by geographical region
	France	Germany	USA	UK	Other	Total
Current service cost	78	51	46	—	56	231
Past service cost	—	—	—	17	1	18
Net interest cost/(income) including administration costs and taxes paid during the period	17	12	35	4	10	78
(Gains)/losses on plan settlements not specified in the terms of the plan	(4)	(26)	3	—	(2)	(29)
Actuarial (gains)/losses on plan curtailments	(1)	6	—	(12)	—	(7)
Contributions from plan members	—	—	—	—	(6)	(6)

Expense recognized directly in profit or loss	90	43	84	9	59	285

Remeasurement of net defined-benefit (asset)/ liability (actuarial gains and losses)	(155)	(13)	(38)	7	(2)	(201)

Expense/(gain) for the period	(65)	30	46	16	57	84

(€ million) Service cost for 2017	Pensions and other post-employment benefits by geographical region
	France	Germany	USA	UK	Other	Total
Current service cost	74	50	53	—	56	233
Past service cost	—	—	36	—	(3)	33
Net interest cost/(income) including administration costs and taxes paid during the period	22	16	40	8	10	96
(Gains)/losses on plan settlements not specified in the terms of the plan	(17)	—	—	—	(3)	(20)
Actuarial (gains)/losses on plan curtailments	(6)	7	8	—	(7)	2
Contributions from plan members	—	—	—	—	(6)	(6)

Expense recognized directly in profit or loss	73	73	137	8	47	338

Remeasurement of net defined-benefit (asset)/ liability (actuarial gains and losses)	35	(33)	77	(48)	(1)	30

Expense/(gain) for the period	108	40	214	(40)	46	368

(€ million) Service cost for 2016	Pensions and other post-employment benefits by geographical region
	France	Germany	USA	UK	Other	Total
Current service cost	70	42	62	—	42	216
Past service cost	—	—	—	—	(2)	(2)
Net interest cost/(income) including administration costs and taxes paid during the period	30	23	48	6	10	117
(Gains)/losses on plan settlements not specified in the terms of the plan	—	—	(2)	—	4	2
Actuarial (gains)/losses on plan curtailments	(51)	2	—	—	(3)	(52)
Contributions from plan members	—	—	—	—	(3)	(3)

Expense recognized directly in profit or loss	49	67	108	6	48	278

Remeasurement of net defined-benefit (asset)/liability (actuarial gains and losses)	70	1	(161)	165	34	109

Expense/(gain) for the period	119	68	(53)	171	82	387

Remeasurement of Net Defined-benefit (Asset)/Liability (Actuarial Gains and Losses)

An analysis of the “Remeasurement of net defined-benefit (asset)/liability (actuarial gains and losses)” line in the preceding tables is set forth below:

(€ million)	2018				2017				2016
	France	Germany	USA	UK	France	Germany	USA	UK	France	Germany	USA	UK
Actuarial gains/(losses) arising during the period(a)	155	13	38	(7)	(35)	33	(77)	48	(70)	(1)	161	(165)
Comprising:
Gains/(losses) on experience adjustments(b)	21	(154)	(131)	(118)	35	159	76	114	58	149	77	442
Gains/(losses) on demographic assumptions	(7)	(67)	7	(144)	—	—	20	53	(6)	—	79	—
Gains/(losses) on financial assumptions	141	234	162	255	(70)	(126)	(173)	(119)	(122)	(150)	5	(607)

(a)	Gains and losses arising from changes in assumptions are due primarily to changes in the discount rate.
(b)	Experience adjustments are mainly due to the effect of trends in the financial markets on plan assets.

Summary of Net Pre-tax Actuarial Loss

The net pre-tax actuarial loss (excluding investments accounted for using the equity method) recognized directly in equity is presented below:

(€ million)	2018	2017	2016
Net pre-tax actuarial loss	2,834	(3,035)	(3,006)

Summary of Present Value of Pension and Other Post Employement Benefits

The present value of Sanofi’s obligations in respect of pension and other post-employment benefit plans at the end of each reporting period is shown below:

(€ million)	2018	2017	2016
Present value of wholly or partially funded obligations in respect of pension and other post-employment benefit plans	10,995	11,915	11,713
Present value of unfunded obligations	1,060	1,097	1,375

Total	12,055	13,012	13,088

Total Expense for Pensions and Other Post-employment Benefits Allocated between Income Statement Line Items

The total expense for pensions and other post-employment benefits (€285 million in 2018) is allocated between income statement line items as follows:

(€ million)	2018	2017	2016
Cost of sales	67	63	60
Research and development expenses	77	48	48
Selling and general expenses	84	95	113
Other operating (income)/expenses, net	(21)	—	—
Restructuring costs	8	45	(51)
Financial expenses	70	87	108

Total	285	338	278

Estimated Amounts of Employer's Contributions to Plan Assets	The estimated amounts of employer’s contributions to plan assets in 2019 are as follows:

(€ million)	France	Germany	USA	UK	Other	Total
Employer’s contributions in 2019 (estimate):
2019	—	—	—	3	37	40

Expected Timing of Benefit Payments under Pension and Other Post-employment Benefit Plans

The table below shows the expected timing of benefit payments under pension and other post-employment benefit plans for the next ten years:

(€ million)	France	Germany	USA	UK	Other	Total
Estimated future benefit payments:
2019	92	189	149	117	57	604
2020	95	195	145	120	55	610
2021	116	200	148	124	56	644
2022	66	205	149	128	59	607
2023	84	210	144	132	65	635
2024 to 2028	550	1,063	732	726	363	3,434

Timing of Future Payments in Respect of Unfunded Pension and Other Post-employment Benefit Plans

The table below shows estimates as of December 31, 2018 for the timing of future payments in respect of unfunded pension and other post-employment benefit plans:

		Payments due by period
(€ million)	Total	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Estimated payments	1,060	62	115	118	765

Movements in Restructuring Provisions Classified in Non-current and Current Liabilities

The table below shows movements in restructuring provisions classified in non-current and current liabilities:

(€ million)	2018	2017	2016
Balance, beginning of period	1,086	1,420	1,343

Of which:
• Classified in non-current liabilities	514	744	762
• Classified in current liabilities	572	676	581
Change in provisions recognized in profit or loss for the period	1,035	297	667
Provisions utilized	(605)	(616)	(641)
Transfers	54	7	38
Unwinding of discount	—	3	4
Currency translation differences	2	(25)	9

Balance, end of period	1,572	1,086	1,420

Of which:
• Classified in non-current liabilities	632	514	744
• Classified in current liabilities	940	572	676

Timing of Future Termination Benefit Payments

The timing of future termination benefit payments is as follows:

December 31, 2018 (€ million)		Benefit payments by period
	Total	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Employee termination benefits
• France	623	302	242	71	8
• Other countries	272	187	62	6	17

Total	895	489	304	77	25

December 31, 2017 (€ million)		Benefit payments by period
	Total	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Employee termination benefits
• France	588	257	281	49	1
• Other countries	274	197	70	5	2

Total	862	454	351	54	3

December 31, 2016 (€ million)		Benefit payments by period
	Total	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Employee termination benefits
• France	933	374	413	142	4
• Other countries	226	182	35	4	5

Total	1,159	556	448	146	9

Summary of Other Provisions

Other provisions include provisions for risks and litigation relating to environmental, commercial and product liability matters.

(€ million)	2018	2017	2016
Environmental risks and remediation	680	686	732
Product liability risks, litigation and other	1,288	1,289	1,121

Total	1,968	1,975	1,853

Other Non-Current Liabilities
(€ million)	2018	2017	2016
Non-current liabilities related to income taxes(a)	1,407	1,614	924
Other non-current liabilities	323	342	216

Total	1,730	1,956	1,140

(a)	Non-current liabilities related to income taxes include uncertainties over income tax treatments amounting to €772 million as of December 31, 2018, versus €906 million as of December 31, 2017.

Current Provisions and Other Current Liabilities

Current provisions and other current liabilities comprise the following:

(€ million)	2018	2017(a)	2016(a)
Taxes payable	733	1,180	1,134
Employee-related liabilities	1,989	1,922	1,967
Restructuring provisions (see Note D.19.2.)	940	572	676
Interest rate derivatives (see Note D.20.)	—	—	2
Currency derivatives (see Note D.20.)	90	58	130
Amounts payable for acquisitions of non-current assets	497	387	451
Other current liabilities	5,112	5,093	5,824

Total	9,361	9,212	10,184